Unaudited Condensed Consolidated Statements of Cash Flows (Parentheticals) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Brilliant Acquisition Corp [Member]
Redemption of shares	633,792	633,792